Restrictions on Cash and Due from Banks (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Cash and Cash Equivalents [Abstract]
Reserve balances	$ 50.36	$ 52.66